Variable Interest Entity (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of VIEs’ consolidated assets and liabilities
	December 31, 2020	December 31, 2019

Current assets	$22,537,395	$11,794,499
Property and equipment, net	363,675	446,633
Other noncurrent assets	2,079,454	1,391,322
Total assets	24,980,524	13,632,454
Total liabilities	(4,749,091)	(1,580,130)
Net assets	$20,231,433	$12,052,324
	December 31, 2020	December 31, 2019
Current liabilities:
Accounts payable	$1,915,452	$372,208
Accounts payable – related parties	1,229,381	207,766
Deferred revenue	243,355	176,457
Other payables and accrued liabilities	1,176,209	684,236
Taxes payable	184,694	139,463
Total liabilities	$4,749,091	$1,580,130

Schedule of operating results of the VIEs
	For the Years Ended December 31,
	2020	2019

Operating revenues	$17,438,802	$13,449,448
Income from operations	$6,793,583	$9,377,892
Net income	$6,948,599	$9,490,927